Financial assets - Disclosure of reconciliation of financial assets classified at amortised cost (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in loss allowance of financial instruments
Written-off assets	€ (6,831)	€ (5,682)
Perimeter change	(37)	0
Exchange differences and other	(492)	(937)
Gross carrying amount | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	33,269	31,848
Net additions	6,480	5,710
Written-off assets	(6,831)	(5,682)
Perimeter change	(45)	0
Exchange differences and other	773	850
Financial assets at end of period	€ 33,646	€ 32,726